Cover Page	2 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Entity Registrant Name	Khosla Ventures Acquisition Co. II
Document Type	S-4/A
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001846069
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false